Income Taxes (Details) - Schedule of deferred income tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of deferred income tax assets [Abstract]
Net operating losses carry forward	$ 7,811,321	$ 6,034,026	$ 3,686,219
Gross deferred tax assets	645,345	526,519	389,316
Less: valuation allowance	(645,345)	(526,519)	(389,316)
Net deferred tax assets